Document and Entity Information	Jul. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2021
Entity Registrant Name	Johnson Outdoors Inc.
Entity Incorporation, State or Country Code	WI
Entity File Number	0-16255
Entity Tax Identification Number	39-1536083
Entity Address, Address Line One	555 Main Street
Entity Address, City or Town	Racine
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53403
City Area Code	262
Local Phone Number	631-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000788329
Title of 12(b) Security	Class A Common Stock, $.05 par value per share
Trading Symbol	JOUT
Security Exchange Name	NASDAQ